DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2024
DISCONTINUED OPERATIONS
Schedule of financial results of discontinued operations

	Years ended December 31,
	2022	2023	2024

Net revenue	57,530	175,737	1,262,063
Cost of revenue	(62,607)	(194,570)	(859,254)
Operating expenses	(159,472)	(233,249)	(400,336)
(Loss) income from operations	(164,549)	(252,082)	2,473
Net interest expenses	(9,503)	(107,286)	(280,652)
Other income (expenses)	12,487	792	(65,493)
Loss from operations of discontinued operations before income taxes	(161,565)	(358,576)	(343,672)
Income tax expenses	—	(800)	(57,124)
Loss from operations of discontinued operations, net of income taxes	(161,565)	(359,376)	(400,796)
Gain on deconsolidation of subsidiaries, net of nil income taxes	—	—	4,475,539
(Loss) income from discontinued operations, net of income taxes	(161,565)	(359,376)	4,074,743

		As of December
	Note	31, 2023
Cash		355,902
Accounts receivable, net of allowance for credit losses		52,854
Other current assets		28,811
Total current assets		437,567

Property and equipment, net		7,401,071
Goodwill	(a)	1,190,126
Other non-current assets		319,797
Total non-current assets		8,910,994
Total assets		9,348,561

Short-term borrowings and current portion of long-term borrowings		251,603
Other current liabilities	(b)	775,710
Total current liabilities		1,027,313

Long-term borrowings, excluding current portion		3,618,201
Other non-current liabilities		51,928
Total non-current liabilities		3,670,129
Total liabilities		4,697,442
Note (a)

Representing the goodwill assigned to discontinued operations as a result of the Company’s reorganization of its reporting structure in 2024. Comparative balance was also retrospectively adjusted to provide a consistent basis of comparison.

Note (b)	Excluding amount due to continuing operations of RMB1,299,930.